INCOME TAXES - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 81	$ 503
2037
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	116
2038
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	140
2039
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	62	213
2040
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	3
2041
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	5
2042
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	9	23
2043
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	4	3
2044
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1	$ 0